Annual Total Returns[BarChart] - Invesco Dynamic Oil and Gas Services ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.42%)	1.07%	27.35%	(31.66%)	(31.19%)	9.65%	(23.20%)	(39.76%)	(1.92%)	(44.19%)